Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Fair Value of Acquired Net Assets (Details) $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of subsidiaries [line items]
Net Assets Acquired	$ 1,946,905,973
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Net Assets Acquired	1,946,905,973
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Net Assets Acquired	1,946,706,593
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Net Assets Acquired	50,417
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Net Assets Acquired	$ 148,963